Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets

7. Intangible assets

Intangible assets are comprised of the Mineral Royalties Online (“MRO”) royalty database.

Database
$
Cost at:
January 1, 2023 and December 31, 2023 and 2024	1,837,500

Accumulated amortization at:
January 1, 2023	481,791
Additions	183,539
December 31, 2023	665,330
Additions	183,539
December 31, 2024	848,869

Net book value at:
December 31, 2023	1,172,170
December 31, 2024	988,631

On October 25, 2023, the Company entered into an Intellectual Property Licensing Agreement (“IP Licensing Agreement”) with a private investment group, in respect of certain coal royalties in Vox’s MRO royalty database. As part of the IP Licensing Agreement, on the successful closing of relevant coal royalty transactions, Vox will receive a transaction fee of up to 3.0% of the upfront purchase price and up to 3.0% of any future earn out payments or contingent payments associated with any applicable coal royalty assets acquired. For the years ended December 31, 2024 and 2023, there were no revenues earned from the IP Licensing Agreement.